RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

During the normal course of business, the Company may make sales to affiliated companies controlled by its major shareholders or subsidiaries. For the years ended September 30, 2021, 2020 and 2019, the Company made sales to affiliated companies in the amount of $31,587, $10,134, $94,316, respectively. There were no purchases in the respective periods. As of September 30, 2021 and 2020, the Company had advances from affiliated company for $17,318 and $33,152, respectively.